Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Schedule of property plant and equipment by class of assets
17.1.	By class of assets
	Land, buildings and improvement	Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Right-of-use assets	Total
Balance at January 1, 2020	4,450	70,378	21,952	40,897	21,588	159,265
Additions	-	4,587	3,090	365	4,338	12,380
Additions to / review of estimates of decommissioning costs	-	-	-	5,421	-	5,421
Capitalized borrowing costs	-	-	941	-	-	941
Write-offs	(4)	(438)	(461)	(187)	(1,271)	(2,361)
Transfers	(258)	2,676	(3,175)	1,336	(21)	558
Transfers to assets held for sale	(8)	(226)	27	(848)	(13)	(1,068)
Depreciation, amortization and depletion	(142)	(4,298)	-	(3,864)	(4,022)	(12,326)
Impairment recognition	(14)	(7,293)	(2,855)	(4,603)	(337)	(15,102)
Impairment reversal	-	5,542	482	1,612	124	7,760
Cumulative translation adjustment	(981)	(12,248)	(4,558)	(8,963)	(4,517)	(31,267)
Balance at December 31, 2020	3,043	58,680	15,443	31,166	15,869	124,201
Cost	5,450	107,199	27,544	60,902	23,780	224,875
Accumulated depreciation, amortization, depletion and impairment	(2,407)	(48,519)	(12,101)	(29,736)	(7,911)	(100,674)
Balance at December 31, 2020	3,043	58,680	15,443	31,166	15,869	124,201
Additions	-	728	2,842	1	1,089	4,660
Additions to / review of estimates of decommissioning costs	-	-	-	(1)	-	(1)
Capitalized borrowing costs	-	-	478	-	-	478
Write-offs	-	(47)	(167)	(14)	(71)	(299)
Transfers	(23)	779	(2,705)	2,026	(1)	76
Transfers to assets held for sale	-	(1,037)	(159)	(257)	3	(1,450)
Depreciation, amortization and depletion	(56)	(2,009)	-	(2,002)	(2,067)	(6,134)
Impairment recognition (note 19)	-	(186)	-	(8)	-	(194)
Impairment reversal (note 19)	-	42	27	19	-	88
Cumulative translation adjustment	145	2,007	587	1,212	538	4,489
Balance at June 30, 2021	3,109	58,957	16,346	32,142	15,360	125,914
Cost	4,744	110,783	28,422	63,540	25,020	232,509
Accumulated depreciation, amortization, depletion and impairment (****)	(1,635)	(51,826)	(12,076)	(31,398)	(9,660)	(106,595)
Balance at June 30, 2021	3,109	58,957	16,346	32,142	15,360	125,914
Weighted average useful life in years	40 (25 to 50) (except land)	20 (3 to 31)		Units of production method	8 (2 to 47)
(*)	It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(**)	See note 24 for assets under construction by operating segment.
(***)	It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas.
(****)	In the case of land and assets under construction, it refers only to impairment losses.

The right-of-use assets comprise the following underlying assets:

The right-of-use assets comprise the following underlying assets:

	Platforms	Vessels	Properties	Total
Balance at June 30, 2021	7,949	6,762	649	15,360
Cost	11,718	12,024	1,278	25,020
Accumulated depreciation, amortization and depletion	(3,769)	(5,262)	(629)	(9,660)
Balance at December 31, 2020	7,979	7,167	723	15,869
Cost	11,144	11,256	1,379	23,779
Accumulated depreciation, amortization and depletion	(3,165)	(4,089)	(656)	(7,910)

The table below presents changes on the reimbursements payable relating to these fields:

The table below presents changes on the reimbursements payable relating to these fields:

	06.30.2021	12.31.2020
Opening balance	370	113
Additions/(Write-offs) on PP&E	(67)	278
Payments made	−	(17)
Other income and expenses	54	11
Cumulative translation adjustments	15	(15)
Closing balance	372	370